Other liabilities (Details) - DKK (kr) kr in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Employee benefits	kr 67,202	kr 36,082
Royalty payable to third party	6,274	6,843
CRO liabilities	8,718	0
Other payables	46,728	30,119
Total other liabilities	128,922	kr 73,044
Accruals regarding ongoing CRO work	8,700
US
Disclosure of detailed information about business combination [line items]
Increase in employee related accruals	16,200
DENMARK
Disclosure of detailed information about business combination [line items]
Increased vacation an bonus accruals	kr 14,800